INCOME TAXES - NOL and Credit Carryforwards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Operating Loss and Credit Carryforwards
Valuation allowance - NOL carryforwards	$ 5,500
U.S. federal corporate tax rate	21.00%	21.00%	21.00%
Domestic Tax Authority
Operating Loss and Credit Carryforwards
Net Operating Losses	$ 208
Domestic Tax Authority | 2039 - 2043
Operating Loss and Credit Carryforwards
Net Operating Losses	208
State
Operating Loss and Credit Carryforwards
Net Operating Losses	3,414
Tax Credits	31
State | 2024 - 2028
Operating Loss and Credit Carryforwards
Net Operating Losses	27
State | 2029 - 2033
Operating Loss and Credit Carryforwards
Net Operating Losses	396
State | 2034 - 2038
Operating Loss and Credit Carryforwards
Net Operating Losses	1,618
Tax Credits	31
State | 2039 - 2043
Operating Loss and Credit Carryforwards
Net Operating Losses	1,373
Foreign Country
Operating Loss and Credit Carryforwards
Net Operating Losses	3,700
Foreign Country | 2024 - 2028
Operating Loss and Credit Carryforwards
Net Operating Losses	206
Foreign Country | 2029 - 2033
Operating Loss and Credit Carryforwards
Net Operating Losses	1,268
Foreign Country | 2034 - 2038
Operating Loss and Credit Carryforwards
Net Operating Losses	1,656
Foreign Country | Thereafter
Operating Loss and Credit Carryforwards
Net Operating Losses	570
Federal, state and foreign
Operating Loss and Credit Carryforwards
Net Operating Losses	7,900
Capital Loss Carryforward
Operating Loss and Credit Carryforwards
Valuation allowance - NOL carryforwards	100
Wholly-owned subsidiary | Capital Loss Carryforward
Operating Loss and Credit Carryforwards
Valuation allowance - NOL carryforwards	$ 500